Dividends - Additional Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Disclosure Dividends [Abstract]
Dividends applicable to the owners	¥ 311	[1]	¥ 283	[1]	¥ 179	[2]

[1]	In relation to business combination of entities under common control, any equity transactions undertaken by subsidiaries under common control with entities outside of the Company and its subsidiaries before the date of the actual transaction by the Company are included within “Dividends paid to the ultimate parent company”, "Dividends paid to non-controlling interests” and “Changes in interests in subsidiaries”.
[2]	In relation to business combination of entities under common control, any equity transactions undertaken by subsidiaries under common control with entities outside of the Company and its subsidiaries before the date of the actual transaction by the Company are included within “Dividends paid to the ultimate parent company”, “Dividends paid to non-controlling interests” and “Changes in interests in subsidiaries”.